Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cost of Goods Sold (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of goods sold [Member]
Schedule of Cost of Goods Sold [Line Items]
Cost of materials	€ 72,568	€ 95,007	€ 23,554
Personnel expenses	10,714	9,623	3,388
Depreciation and amortization	5,711	4,082	3,517
Other expenses	1,593	1,558	445
Total	90,585	110,270	30,904
Research and development expenses [Member]
Schedule of Cost of Goods Sold [Line Items]
Cost of materials	66	153	344
Personnel expenses	6,695	1,083	182
Depreciation and amortization	317	247	168
External development service provider	1,335	607	231
Other expenses	559	743	776
Total	€ 8,971	€ 2,832	€ 1,701